Income Tax Benefits /(Expenses) (Summary of Current Taxation in the Consolidated Statements) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
At beginning of the year	¥ 258,466	¥ 19,425
Provision for current income tax for the year	66,649	590,668	¥ 37,027
Payment during the year	(376,765)	(351,627)
At the end of the year	(51,650)	258,466	19,425
Income tax	2,754	258,466
Payable	(54,404)	0
Prepaid	¥ (51,650)	¥ 258,466	¥ 19,425